Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2020
Schedule of equipment
Cost	BiPhasix License $	Thrudermic Non-Patented Technology $	RTIC Patents $	Total $

Balance, February 1, 2018	319,174	–	–	319,174
Exchange agreements (Notes 4(a) and 4(b))	–	830,000	8,008,411	8,838,411
Effect of foreign exchange rate changes	–	–	128,866	128,866

Balance, January 31, 2019	319,174	830,000	8,137,277	9,286,451
Impairment	–	–	(8,202,900)	(8,202,900)
Effect of foreign exchange rate changes	–	–	65,623	65,623

Balance, January 31, 2020	319,174	830,000	–	1,149,174

Accumulated Amortization and Impairment Losses

Balance, February 1, 2018	30,825	–	–	30,825
Amortization	79,793	74,325	745,398	899,516
Effect of foreign exchange rate changes	–	–	6,288	6,288

Balance, January 31, 2019	110,618	74,325	751,686	936,629
Amortization	80,173	83,000	820,290	983,463
Impairment	–	–	(1,577,654)	(1,577,654)
Effect of foreign exchange rate changes	–	–	5,678	5,678

Balance, January 31, 2020	190,791	157,325	–	348,116

Net book value, January 31, 2020	128,383	672,675	–	801,058
Net book value, January 31, 2019	208,556	755,675	7,385,591	8,349,822
Net book value, February 1, 2018	288,349	–	–	288,349